ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Structured Entities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Financial assets	$ 224,607,096	$ 181,261,533
Other non-financial assets	1,352,880	1,795,477
Total Assets	249,230,946	202,420,215
LIABILITIES
Financial liabilities	199,393,992	157,728,501
Other liabilities	12,146,102	11,175,664
Total Liabilities	$ 213,551,458	170,515,129
Consolidated structured entities [member]
ASSETS
Loans		2,170,985
Financial assets		148,174
Other non-financial assets		397,110
Total Assets		2,716,269
LIABILITIES
Financial liabilities		1,939,295
Other liabilities		56,675
Total Liabilities		$ 1,995,970